Financing Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Installment receivables
Financial Instruments [Line Items]
Cost of receivables	¥ 504,827	¥ 268,778
Reclassified receivables held for sale	711,283	504,170
Credit card receivables
Financial Instruments [Line Items]
Cost of receivables	57,261	44,901
Reclassified receivables held for sale	¥ 4,691	¥ 4,864